Operating costs and other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Operating costs and other operating income
Summary of research and development expenditure

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Personnel costs	€(95,788)	€(115,484)	€(128,402)
Subcontracting	(82,997)	(61,192)	(126,881)
Disposables and lab fees and premises costs	(18,083)	(19,529)	(22,933)
Depreciation	(22,254)	(51,493)	(15,709)
Professional fees	(9,272)	(9,316)	(12,234)
Other operating expenses	(12,900)	(12,783)	(14,344)
Total R&D expenses	€(241,294)	€(269,797)	€(320,503)

Summary of R&D expenditure by program

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)

Ziritaxestat program	€—	€(1,096)	€(26,725)
SIKi program	(18,900)	(47,727)	(91,957)
TYK2 program on GLPG3667	(31,289)	(24,467)	(27,141)
CAR-T programs in oncology	(82,218)	(29,999)	—
Other programs	(108,887)	(166,507)	(174,680)
Total R&D expenses	€(241,294)	€(269,797)	€(320,503)

Summary of sales and marketing expenses

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Personnel costs	€(2,997)	€(1,693)	€(1,709)
Depreciation	(113)	(59)	(37)
External outsourcing costs	(1,776)	(1,267)	(1,802)
Professional fees	(131)	(99)	(15)
Other operating expenses	(659)	(363)	(214)
Total sales and marketing expenses	€(5,676)	€(3,480)	€(3,776)

Summary of general and administrative expenses

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Personnel costs	€(66,098)	€(76,536)	€(60,364)
Depreciation and impairment	(15,978)	(8,529)	(16,338)
Legal and professional fees	(23,250)	(23,715)	(25,345)
Other operating expenses	(22,963)	(26,375)	(25,697)
Total general and administrative expenses	€(128,289)	€(135,155)	€(127,744)

Schedule of other income

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Grant income	€6,618	€1,873	€7,334
R&D incentives income	32,968	29,104	37,416
Other income	7,686	5,150	1,325
Total other operating income	€47,272	€36,127	€46,075

Schedule of R&D incentives income

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Income from innovation incentive system in France	€5,881	€11,075	€12,245
Income from Belgian R&D incentives	16,535	10,339	14,835
Tax rebates on payroll withholding taxes of R&D personnel (Belgium & the Netherlands)	10,552	7,689	10,336
Total R&D incentives income	€32,968	€29,104	€37,416